FAIR VALUE MEASUREMENT (Details) (USD $) In Thousands	Jun. 30, 2011	Dec. 31, 2010	Jun. 30, 2010
Financial assets:
Available-for-sale securities	$ 100,654	$ 99,109	$ 99,109
Fair value measured on recurring basis | Level 1
Financial assets:
Available-for-sale securities	92,401
Total financial assets	92,401
Fair value measured on recurring basis | Level 2
Financial assets:
Cash equivalents, short-term investments	6,811
Available-for-sale securities	8,253
Trade receivables	64,821
Derivative assets	2,148
Total financial assets	82,033
Fair value measured on recurring basis | Total
Financial assets:
Cash equivalents, short-term investments	6,811
Available-for-sale securities	100,654
Trade receivables	64,821
Derivative assets	2,148
Total financial assets	$ 174,434